Note 14 - Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Amended and Restated Nonstatutory Plan and Agreement	Amended and Restated 2004 Stock Option Plan	2007 Stock Option Plan
Number of shares authorized	60,000	1,500,000	3,200,000
Number of option granted since inception	60,000	2,508,400	1,547,578
Number of options exercised	60,000	23,166	59,000
Number of options cancelled/expired		1,365,855	346,740
Number of shares available for grant and available for future grant		360,455	1,996,162

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Cost of goods sold	66	39	46
Research and development	237	157	120
General and administrative	1,220	1,354	1,377
Sales and Marketing	-	116	373
Total stock based compensation	1,523	1,666	1,916

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Year Ended December 31,
	2010	2011	2012
Risk free interest rate	2.49%	3.19%	2,10%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	92.59%	92.82%	93.55%
Expected term (in years)	5.77	5.44	5.71

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares Available for Grant	Shares	Weighted Average Exercise Price
Options outstanding at December 31, 2009	672,822	1,597,030	€8.96	$12.12
Granted	(1,410,000)	1,410,000	€3.68	$4.82
Exercised	-	-	-	-
Cancellations	1,213,537	(983,389)	€9.89	$12.80
Options outstanding at December 31, 2010	476,359	2,023,641	€4.83	$6.70
Available under revised stock option plan	2,200,000	-
Granted	(657,300)	657,300	€5.81	$8.54
Exercised	(12,833)	(12,833)	€6.65	$7.97
Cancellations	482,865	(470,033)	€7.57	$9.66
Options outstanding at December 31, 2011	2,489,092	2,198,075	€4.53	$6.61
Granted	(161,500)	161,500	€6.90	$9.02
Exercised	(69,333)	(69,333)	€4.48	$5.30
Cancellations	98,358	(29,025)	€4.77	$6.50
Options outstanding at December 31, 2012	2,356,617	2,261,217	€4.70	$6.82

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding							Options Exercisable
Exercise Price			Number Outstanding	Weighted- Average Years Remaining on Contractual Life			Weighted Average Exercise Price			Number Exercisable	Weighted Average Exercise Price
$4.57	-	$5.00	1,136,984	6.35	-	7.33	$4.57	-	$5.00	1,062,444	$4.57	-	$5.00
$5.49	-	$6.00	105,000	7.92	-	8.87	$5.49	-	$6.00	63,333	$5.49	-	$6.00
$6.06	-	$7.08	108,830	8.86	-	2.82	$6.06	-	$7.08	61,125	$6.06	-	$7.08
$8.47	-	$8.85	117,941	9.23	-	8.57	$8.47	-	$8.85	45,050	$8.47	-	$8.85
$9.00	-	$9.20	232,000	2.50	-	9.16	$9.00	-	$9.20	217,556	$9.00	-	$9.20
$9.26	-	$9.30	403,354	8.16	-	9.36	$9.26	-	$9.30	271,217	$9.26	-	$9.30
$9.91	-	$13.98	74,108	8.35	-	5.00	$9.91	-	$13.98	74,108	$9.91	-	$13.98
$14.80	-	$16.52	59,000	4.96	-	4.85	$14.80	-	$16.52	59,000	$14.80	-	$16.52
$18.95			24,000	4.23			$18.95			24,000	$18.95
			2,261,217							1,877,833